Other Current Financial Assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current financial assets	€ 3,123	€ 2,209
Derivative instruments
Disclosure of financial assets [line items]
Current financial assets	1,441	922
Short-term investments
Disclosure of financial assets [line items]
Current financial assets	113	87
Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	98	95
Short-term credits, net of impairment provisions
Disclosure of financial assets [line items]
Current financial assets	1,298	1,102
Bank deposits
Disclosure of financial assets [line items]
Current financial assets	1,149	972
Antares | Short-term investments
Disclosure of financial assets [line items]
Current financial assets		52
Telefonica de Argentina, SA | Short-term investments
Disclosure of financial assets [line items]
Current financial assets	174
Telefónica Brazil | Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	€ 61	€ 71